Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41885
Entity Registrant Name	ZKH Group Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7/F, Tower 4, Libao Plaza, No. 36 Shenbin Road
Entity Address, Adress Line Two	Minhang District,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201106
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001862044
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Firm ID	1424
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	7/F, Tower 4, Libao Plaza, No. 36 Shenbin Road
Entity Address, Adress Line Two	Minhang District,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201106
Entity Address, Country	CN
Contact Personnel Name	Chun Chiu Lai
Country Region	86
City Area Code	21
Local Phone Number	5080-9696
Contact Personnel Email Address	IR@zkh.com
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representingthirty-five (35) Class A ordinary shares,par value US$0.0000001 per share)
Trading Symbol	ZKH
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,563,528,444
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,035,394,860
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,528,133,584